Equity - Additional Information (Detail) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Millions	Dec. 03, 2019 $ / shares shares	Dec. 03, 2019 $ / shares shares	May 04, 2018 $ / shares shares	May 04, 2018 $ / shares shares	Dec. 31, 2019 USD ($)	Dec. 31, 2019 TWD ($) $ / shares	Dec. 31, 2018 TWD ($)	Nov. 07, 2018 shares	Dec. 31, 2017 TWD ($)
Amount of shares authorized					$ 5	$ 5,000,000	$ 5,000,000		$ 2,000,000
Bottom of Range
Number of shares issued			15,000,000	15,000,000
Top of Range
Number of shares issued								40,000,000
Initial Public Offering
Number of shares issued	5,893,206	5,893,206	6,000,000	6,000,000
Offering price per share | (per share)	$ 2.5	$ 15.24	$ 7.03	$ 41.72
Ordinary Shares
Par value per shares | $ / shares						$ 10
Ordinary Shares | Initial Public Offering
Number of shares issued	29,466,030	29,466,030	30,000,000	30,000,000